Exhibit 99.1

Deloitte & Touche LLP Suite 400 Harborside Plaza 10 Jersey City, NJ 07311 USA Tel: +1 212 937 8200 Fax: +1 212 937 8298 www.deloitte.com

Ladder Capital Finance LLC 345 Park Avenue New York, New York 10154

Independent Accountants’ Report

on Applying Agreed-Upon Procedures

We have performed the procedures described below, related to certain information with respect to a pool of commercial mortgage loans in connection with the proposed offering of a commercial loan obligation transaction by LCCM 2021-FL3 Trust. Ladder Capital Finance LLC (the “Company”) is responsible for the information provided to us, including the information set forth in the Data File (as defined herein).

The Company has agreed to the procedures and acknowledged that the procedures performed are appropriate to meet the intended purpose of evaluating the accuracy of certain information set forth in the Data File. Additionally, Wells Fargo Securities, LLC, J.P. Morgan Securities LLC and Goldman Sachs & Co. LLC (together with the Company, the “Specified Parties”) have agreed to the procedures and acknowledged that the procedures performed are appropriate for their purposes. This report may not be suitable for any other purpose. The procedures performed may not address all of the items of interest to a user of the report and may not meet the needs of all users of the report and, as such, users are responsible for determining whether the procedures performed are appropriate for their purposes. Consequently, we make no representations regarding the appropriateness of the procedures described below either for the purpose for which this report has been requested or for any other purpose.

We performed certain procedures on earlier versions of the Data File and communicated differences prior to being provided the final Data File which was subjected to the procedures described below.

Capitalized terms used but not defined herein are used with the meanings as described in “The Bond Market Association’s Standard Formulas for the Analysis of Mortgage-Backed Securities and Other Related Securities.”

Procedures and Findings

On November 3, 2021, representatives of the Company provided us with a computer-generated mortgage loan data file and related record layout (the “Data File”) containing certain information with respect to 35 mortgage interests secured by 48 mortgaged properties (collectively, the “Collateral Interests”).

From September 14, 2021 through November 3, 2021, representatives of the Company provided us with certain loan and property documentation (the “Source Documents” as listed in the attached Appendix A) related to the Collateral Interests.

At your request, for each of the Collateral Interests set forth on the Data File, we compared certain characteristics set forth on the Data File (the “Characteristics” as listed in Appendix A), except for those Characteristics identified on Appendix A as “None – Company Provided” or “Not Applicable,” to the corresponding information set forth on or derived from the corresponding Source Documents and found them to be in agreement. We did not perform any procedures with respect to the Characteristics associated with the Source Documents for the related Collateral Interest that were not provided to us by representatives of the Company (the “Missing Source Documents”), as indicated on the attached Appendix B.

******

We make no representations as to the (i) actual characteristics or existence of the underlying documents or data comprising the Collateral Interests underlying the Data File or the conformity of their characteristics with those assumed for purposes of the procedures described herein, (ii) whether the Source Documents are comprehensive and valid instruments and reflect the current prevailing terms with respect to the corresponding Collateral Interests, (iii) existence or ownership of the Collateral Interests or (iv) reasonableness of any of the aforementioned assumptions, information or methodologies.

It should be understood that we make no representations as to questions of legal interpretation or as to the sufficiency for your purposes of the procedures enumerated in the preceding paragraphs. Also, such procedures would not necessarily reveal any material misstatement of the information referred to above. We have no responsibility to update this report for events and circumstances that occur subsequent to the date of this report.

We were engaged by the Company to perform this agreed-upon procedures engagement and conducted our engagement in accordance with attestation standards established by the American Institute of Certified Public Accountants (“AICPA”). An agreed-upon procedures engagement involves the practitioner performing specific procedures that the engaging party has agreed to and acknowledged to be appropriate for the purpose of the engagement and reporting on findings based on the procedures performed. We were not engaged to conduct, and did not conduct, an (i) audit conducted in accordance with generally accepted auditing standards or (ii) examination or a review engagement conducted in accordance with attestation standards established by the AICPA, the objective of which would be the expression of an opinion or conclusion, respectively, on the Data File. Accordingly, we do not express such an opinion or conclusion, or any other form of assurance, including reasonable assurance. Had we performed additional procedures, other matters might have come to our attention that would have been reported to you.

We are required to be independent of the Company and to meet our other ethical responsibilities, as applicable for agreed-upon procedures engagements set forth in the Preface: Applicable to All Members and Part 1 – Members in Public Practice of the Code of Professional Conduct established by the AICPA. Independence requirements for agreed-upon procedure engagements are less restrictive than independence requirements for audit and other attestation services.

None of the engagement, procedures or report was intended to address, nor did they address, the (i) conformity of the origination of the assets to stated underwriting or credit extension guidelines, standards, criteria or other requirements, (ii) value of collateral securing such assets or (iii) compliance of the originators of the assets with federal, state, and local laws and regulations.

None of the engagement, procedures or report were intended to satisfy, nor did they satisfy, any criteria for due diligence published by a nationally recognized statistical rating organization.

Member of Deloitte Touche Tohmatsu Limited

This report is intended solely for the information and use of the Specified Parties identified above and is not intended to be and should not be used by anyone other than these Specified Parties.

Yours truly,

/s/ Deloitte & Touche LLP

November 3, 2021

Appendix A

Source Documents

For purposes of performing the agreed-upon procedures described herein and at your request, we relied upon the following source documents as provided to us by the Company, with respect to each of the Collateral Interests (the “Source Documents”):

•	Loan agreement, promissory note, participation agreement or servicer billing statements (collectively, the “Loan Agreement”);
•	Real estate property appraisal report (the “Appraisal Report”);
•	Borrower rent roll, underwritten rent roll, tenant lease, lease abstract, lease summary or lease estoppel (collectively, the “Rent Roll”);
•	The settlement or closing statement (collectively, the “Settlement Statement”);
•	Bloomberg ratings screen printouts (the “Ratings Screenshots”);
•	Electronic Underwriting Model (the “Underwriting Model”);
•	Title policy or pro-forma title policy (collectively, the “Title Policy”);
•	The guaranty agreement, completion guaranty or environmental indemnity agreement (collectively, the “Guaranty”);
•	Ground lease and/or ground lease estoppel (collectively, the “Ground Lease”);
•	Cash management agreement, lockbox agreement and/or deposit account agreement (collectively, the “CMA”);
•	Servicer report and record and provided electronic file (collectively, the “Servicer Report”);
•	Property condition report (the “Property Condition Report”);
•	Environmental Site Assessment Phase I environmental report (the “ESA Phase I Report”);
•	Environmental Site Assessment Phase II environmental report (the “ESA Phase II Report”);
•	Seismic report (the “Seismic Report”);
•	Property Hazard and Liability Insurance Certificate or insurance summary report (collectively, the “Insurance Certificate”);
•	Property management agreement (the “Property Management Agreement”);
•	Non-consolidation opinion letter (the “Non-Consolidation Opinion”) and
•	Interest Rate Cap Agreement (the “Interest Rate Cap Agreement”).

CHARACTERISTICS

Count	Characteristic	Source Document
1	Loan Number	None – Company Provided
2	Loan Type	Loan Agreement
3	Property Name	None – Company Provided
4	Property Address	Appraisal Report/Property Condition Report
5	Property City	Appraisal Report/Property Condition Report
6	Property State	Appraisal Report/Property Condition Report
7	Property Zip Code	Appraisal Report/Property Condition Report
8	Property County	Appraisal Report/Property Condition Report
9	Year Built	Appraisal Report/Property Condition Report
10	Year Renovated	Appraisal Report/Property Condition Report
11	Property Type	Appraisal Report1
12	Specific Property Type	Appraisal Report
13	No of Units	Rent Roll/Appraisal Report
14	Unit of Measure	Rent Roll/Appraisal Report
15	Occupancy %	Rent Roll/Appraisal Report
16	Occupancy Source Date	Rent Roll/Appraisal Report
17	Loan Purpose (Acquisition, Refinance, DPO)	Settlement Statement
18	Assumed Loan (Y/N)	None – Company Provided
19	Borrower Name	Loan Agreement
20	Principals (Individuals)	Loan Agreement
21	Related Borrower (Y/N)	None – Company Provided
22	Annual Debt Service Payment (IO)	Refer to Calculation Procedures below
23	Annual Debt Service Payment (P&I)	Refer to Calculation Procedures below
24	Annual Debt Service Payment (Cap)	Refer to Calculation Procedures below
25	Commitment Original Balance ($)	Loan Agreement 2
26	Initial Funded Amount ($)	Loan Agreement 3
27	Future Funding Trigger / Requirements	Loan Agreement
28	Cut-off Date Future Funding Remaining Balance ($)	Refer to Calculation Procedures below
29	Cut-off Date Contributed Balance	Servicer Report
30	Mortgage Loan Cut-off Date Balance ($)	Servicer Report
31	Mortgage Loan % of Cut-off Date Balance Contributed Balance	Refer to Calculation Procedures below
32	Mortgage Loan Balloon Payment ($)	Refer to Calculation Procedures below
33	Mortgage Loan Cut-off Date Balance / Unit ($)	Refer to Calculation Procedures below
34	Committed Mortgage Loan Cut-off Date Balance / Unit ($)	Refer to Calculation Procedures below
35	Mortgage Loan Balloon Payment / Unit ($)	Refer to Calculation Procedures below
36	Note Date	Loan Agreement
37	First Payment Date	Loan Agreement
38	Initial Maturity Date	Loan Agreement

1 With respect to the Collateral Interest indicated on the Data File as “84 2nd” we were instructed by representatives of the company to set the Property Type to Multifamily.

2 With respect to those Collateral Interests indicated on the Data File as secured by more than one mortgaged property, the Committed Original Balance ($) for each related mortgaged property is equal to the product of (a) the Committed Original Balance ($) for the related Collateral Interest and (b) the related Allocable Share. “Allocable Share” shall equal the quotient of (i) the allocated loan amount of each related mortgaged property (as set forth on the Loan Agreement) and (ii) the aggregate loan amount for such Collateral Interest.

3 With respect to those Collateral Interests indicated on the Data File as secured by more than one mortgaged property, the Initial Funded Amount ($) for each related mortgaged property is equal to the product of (a) the Initial Funded Amount ($) for the related Collateral Interest and (b) the related Allocable Share.

Count	Characteristic	Source Document
39	Fully Extended Maturity Date	Loan Agreement
40	Initial Loan Term (Original)	Refer to Calculation Procedures below
41	Cut-off Date Initial Loan Term (Remaining)	Refer to Calculation Procedures below
42	Cut-off Date Seasoning	Refer to Calculation Procedures below
43	Fully Extended Loan Term (Original)	Refer to Calculation Procedures below
44	Fully Extended Loan Term (Remaining)	Refer to Calculation Procedures below
45	Extension Options	Loan Agreement
46	Extension Options Description	Loan Agreement
47	1st Extension Option Description	Loan Agreement
48	2nd Extension Option Description	Loan Agreement
49	3rd Extension Option Description	Loan Agreement
50	4th Extension Option Description	Loan Agreement
51	5th Extension Option Description	Loan Agreement
52	First Extension Period (Months)	Loan Agreement
53	First Extension Fee %	Loan Agreement
54	First Extension Fee ($)	Refer to Calculation Procedures below
55	First Extension Floor	Loan Agreement
56	First Extension Cap	Loan Agreement
57	Second Extension Period (Months)	Loan Agreement
58	Second Extension Fee %	Loan Agreement
59	Second Extension Fee ($)	Refer to Calculation Procedures below
60	Second Extension Floor	Loan Agreement
61	Second Extension Cap	Loan Agreement
62	Third Extension Period (Months)	Loan Agreement
63	Third Extension Fee %	Loan Agreement
64	Third Extension Fee ($)	Refer to Calculation Procedures below
65	Third Extension Floor	Loan Agreement
66	Third Extension Cap	Loan Agreement
67	Fourth Extension Period (Months)	Loan Agreement
68	Fourth Extension Fee %	Loan Agreement
69	Fourth Extension Fee ($)	Refer to Calculation Procedures below
70	Fourth Extension Floor	Loan Agreement
71	Fourth Extension Cap	Loan Agreement
72	Fifth Extension Period (Months)	Not Applicable
73	Fifth Extension Fee %	Not Applicable
74	Fifth Extension Fee ($)	Refer to Calculation Procedures below
75	Fifth Extension Floor	Not Applicable
76	Fifth Extension Cap	Not Applicable
77	Exit Fee %	Loan Agreement
78	Exit Fee ($)	Refer to Calculation Procedures below
79	Exit Fee Balance	Loan Agreement
80	Rate Type	Loan Agreement
81	Index for Floating Rate	Loan Agreement
82	Fully Funded Mortgage Loan Margin %	Loan Agreement
83	Rounding Factor	Loan Agreement
84	Time of Rounding (Before Spread, After Spread)	Loan Agreement
85	Rounding Direction	Loan Agreement
86	Lookback Period	Loan Agreement
87	LIBOR Floor %	Loan Agreement

Count	Characteristic	Source Document
88	Mortgage Rate Floor	Loan Agreement
89	LIBOR Cap Strike Price %	Loan Agreement
90	Mortgage Rate Cap	Loan Agreement
91	LIBOR Cap Provider	Loan Agreement
92	LIBOR Cap Provider Rating	Ratings Screenshots
93	LIBOR Cap Expiration	Interest Rate Cap Agreement
94	Fully Funded Mortgage Loan Rate %	Refer to Calculation Procedures below
95	B Note / Mezz Loan %	Not Applicable
96	Interest Accrual Basis	Loan Agreement
97	Interest Rate Change	Loan Agreement
98	Interest Rate Change Amount	Loan Agreement
99	Interest Rate Change Trigger	Loan Agreement
100	Grace Period Default (Days)	Loan Agreement
101	Grace Period Late (Days)	Loan Agreement
102	Grace Period Balloon (Days)	Loan Agreement
103	Original Prepayment Provision	Loan Agreement
104	Remaining Prepayment Provision	Loan Agreement
105	Original Yield Maintenance or Minimum Interest Term	Loan Agreement
106	Rate for Prepayment Protection	Loan Agreement
107	Partial Release and/or Partial Prepayment (Y/N)	Loan Agreement
108	Partial Release and/or Prepayment Description	Loan Agreement
109	IO Number of Months through Initial Term	Loan Agreement
110	IO Number of Months through Fully Extended Loan Term	Loan Agreement
111	Amortization Style	Loan Agreement
112	Amort Constant Number of Months	Loan Agreement
113	Amortization Rate	Loan Agreement
114	Amortization Rate Mechanics	Loan Agreement
115	Amortization Constant Basis	Loan Agreement
116	Amortization Rate Basis	Loan Agreement
117	Amortization Type During Initial Term	Loan Agreement
118	Amortization Type During Extensions	Loan Agreement
119	Appraisal Valuation Date	Appraisal Report
120	As-Is Appraised Value	Appraisal Report
121	Stabilized Appraised Value	Appraisal Report
122	Appraisal Anticipated Stabilization Date	Appraisal Report
123	USPAP Appraisal (Y/N)	Appraisal Report
124	FIRREA Appraisal (Y/N)	Appraisal Report
125	Mortgage Loan Cut-off Date (As-Is) LTV Ratio	Refer to Calculation Procedures below
126	Committed Mortgage Loan (Stabilized) LTV Ratio	Refer to Calculation Procedures below
127	Maturity Date Stabilized LTV Ratio	Refer to Calculation Procedures below
128	Third Most Recent As Of Date	Underwriting Model
129	Third Most Recent Actual Revenues	Underwriting Model
130	Third Most Recent Actual Expenses	Underwriting Model
131	Third Most Recent Actual NOI	Underwriting Model
132	Third Most Recent Actual NCF	Underwriting Model
133	Second Most Recent As Of Date	Underwriting Model
134	Second Most Recent Actual Revenues	Underwriting Model

Count	Characteristic	Source Document
135	Second Most Recent Actual Expenses	Underwriting Model
136	Second Most Recent Actual NOI	Underwriting Model
137	Second Most Recent Actual NCF	Underwriting Model
138	Most Recent As Of Date	Underwriting Model
139	Most Recent Actual Revenues	Underwriting Model
140	Most Recent Actual Expenses	Underwriting Model
141	Most Recent Actual NOI	Underwriting Model
142	Most Recent Actual NCF	Underwriting Model
143	Mortgage Loan Most Recent NOI DSCR	Refer to Calculation Procedures below
144	Mortgage Loan Most Recent NCF DSCR	Refer to Calculation Procedures below
145	Cut-off Date Mortgage Loan Most Recent NOI Debt Yield	Refer to Calculation Procedures below
146	Cut-off Date Mortgage Loan Most Recent NCF Debt Yield	Refer to Calculation Procedures below
147	Underwritten Occupancy %	Underwriting Model
148	Underwritten Revenues	Underwriting Model
149	Underwritten Expenses	Underwriting Model
150	Underwritten NOI	Underwriting Model
151	Underwritten Reserves	Underwriting Model
152	Underwritten NCF	Underwriting Model
153	Mortgage Loan Underwritten NOI DSCR	Refer to Calculation Procedures below
154	Mortgage Loan Underwritten NCF DSCR	Refer to Calculation Procedures below
155	Cut-off Date Mortgage Loan Underwritten NOI Debt Yield	Refer to Calculation Procedures below
156	Cut-off Date Mortgage Loan Underwritten NCF Debt Yield	Refer to Calculation Procedures below
157	Underwritten Stabilized Occupancy %	Underwriting Model
158	Underwritten Stabilized Revenues	Underwriting Model
159	Underwritten Stabilized Expenses	Underwriting Model
160	Underwritten Stabilized NOI	Underwriting Model
161	Underwritten Stabilized Reserves	Underwriting Model
162	Underwritten Stabilized NCF	Underwriting Model
163	Fully Funded Mortgage Loan Underwritten Stabilized NOI DSCR	Refer to Calculation Procedures below
164	Fully Funded Mortgage Loan Underwritten Stabilized NCF DSCR	Refer to Calculation Procedures below
165	Fully Funded Mortgage Loan Underwritten Stabilized NOI Debt Yield	Refer to Calculation Procedures below
166	Fully Funded Mortgage Loan Underwritten Stabilized NCF Debt Yield	Refer to Calculation Procedures below
167	Appraisal As-Is NCF	Appraisal Report/Underwriting Model
168	Appraisal Stabilized Occupancy %	Appraisal Report/Underwriting Model
169	Appraisal Stabilized Revenues	Appraisal Report/Underwriting Model
170	Appraisal Stabilized Expenses	Appraisal Report/Underwriting Model
171	Appraisal Stabilized NOI	Appraisal Report/Underwriting Model
172	Appraisal Stabilized Reserves	Appraisal Report/Underwriting Model
173	Appraisal Stabilized NCF	Appraisal Report/Underwriting Model
174	Fully Funded Mortgage Loan Appraisal Stabilized NOI DSCR	Refer to Calculation Procedures below

Count	Characteristic	Source Document
175	Fully Funded Mortgage Loan Appraisal Stabilized NCF DSCR	Refer to Calculation Procedures below
176	Fully Funded Mortgage Loan Appraisal Stabilized NOI Debt Yield	Refer to Calculation Procedures below
177	Fully Funded Mortgage Loan Appraisal Stabilized NCF Debt Yield	Refer to Calculation Procedures below
178	Loan Cross Portfolio Name	None – Company Provided
179	Lien Position	Title Policy
180	Full Recourse (Y/N/Partial)	Guaranty
181	Recourse Provisions	Guaranty
182	Recourse Carveout Guarantor	Loan Agreement/Guaranty
183	Title Vesting (Fee/Leasehold/Both)	Title Policy
184	Ground Lease Payment (Annual)	Ground Lease
185	Ground Lease Initial Expiration Date	Ground Lease
186	Ground Lease Extension (Y/N)	Ground Lease
187	# of Ground Lease Extension Options	Ground Lease
188	Ground Lease Expiration Date with Extension	Ground Lease
189	Type of Lockbox	Loan Agreement/CMA
190	Cash Management (Springing/In-place)	Loan Agreement/CMA
191	Lockbox Trigger Event	Loan Agreement/CMA
192	Engineering/Deferred Maintenance Escrow (Cut-off Date)	Servicer Report
193	Environmental Escrow (Cut-off Date)	Servicer Report
194	Tax Escrow (Cut-off Date)	Servicer Report
195	Tax Escrow (Monthly)	Servicer Report
196	Springing Tax Escrow Description	Loan Agreement/Servicer Report
197	Insurance Escrow (Cut-off Date)	Servicer Report
198	Insurance Escrow (Monthly)	Servicer Report
199	Springing Insurance Escrow Description	Loan Agreement/Servicer Report
200	Replacement Reserve (Cut-off Date)	Servicer Report
201	Replacement Reserve (Monthly)	Servicer Report
202	Springing Replacement Reserve Description	Loan Agreement/Servicer Report
203	TI/LC Reserve (Cut-off Date)	Servicer Report
204	Monthly TI/LC Reserve ($)	Servicer Report
205	Springing TI/LC Reserve Description	Loan Agreement/Servicer Report
206	Cut-off Other Reserve 1 ($)	Servicer Report
207	Other Escrow 1 (Monthly)	Servicer Report
208	Other (Springing) Escrow Reserve 1 Description	Loan Agreement/Servicer Report
209	Cut-off Other Reserve 2 ($)	Servicer Report
210	Other Escrow 2 (Monthly)	Servicer Report
211	Other (Springing) Escrow Reserve 2 Description	Loan Agreement/Servicer Report
212	Engineering Report Date	Property Condition Report
213	Environmental Report Date (Phase I)	ESA Phase I Report
214	Environmental Report Date (Phase II)	ESA Phase II Report
215	Environmental Insurance (Y/N)	Insurance Certificate
216	Seismic Report Date	Seismic Report
217	Seismic PML %	Seismic Report
218	Seismic Insurance Obtained if PML >= 20% (Y/N)	Seismic Report/Insurance Certificate
219	Single-Tenant (Y/N)	Rent Roll

Count	Characteristic	Source Document
220	Property Manager	Loan Agreement/Property Management Agreement
221	TIC (Y/N)	Loan Agreement
222	Max Number of TICs	Loan Agreement
223	Single Purpose Borrower (Y/N)	Loan Agreement
224	Independent Director (Y/N)	Loan Agreement
225	Borrower Non Consolidation Opinion (Y/N)	Non-Consolidation Opinion
226	DST (Y/N)	Loan Agreement
227	IDOT (Y/N)	Loan Agreement
228	Largest Tenant Name	Rent Roll
229	Largest Tenant SqFt	Rent Roll
230	Largest Tenant Exp Date	Rent Roll
231	2nd Largest Tenant Name	Rent Roll
232	2nd Largest Tenant SqFt	Rent Roll
233	2nd Largest Tenant Exp Date	Rent Roll
234	3rd Largest Tenant Name	Rent Roll
235	3rd Largest Tenant SqFt	Rent Roll
236	3rd Largest Tenant Exp Date	Rent Roll
237	4th Largest Tenant Name	Rent Roll
238	4th Largest Tenant Sqft	Rent Roll
239	4th Largest Tenant Exp Date	Rent Roll
240	5th Largest Tenant Name	Rent Roll
241	5th Largest Tenant Sqft	Rent Roll
242	5th Largest Tenant Exp Date	Rent Roll
243	Senior Debt Amount	Not Applicable
244	Senior Debt Holder	Not Applicable
245	Senior Debt Rate	Not Applicable
246	Floor	Not Applicable
247	Maturity	Not Applicable
248	Amort	Not Applicable
249	In-place Senior Debt Service	Not Applicable
250	As Stabilized Senior Debt Service	Not Applicable
251	Cut-off Date Total Debt Balance	Refer to Calculation Procedures below
252	Cut-off Date Subordinate Debt/Mezz Loan Bal ($)	Servicer Report
253	Cut-off Date Total Debt As-Is LTV	Refer to Calculation Procedures below
254	Cut-off Date Total Debt Ann Debt Service ($)	Refer to Calculation Procedures below
255	Cut-off Date Total Debt UW NCF DSCR	Refer to Calculation Procedures below
256	Permitted Future Debt (Y/N)	Loan Agreement
257	Type	Loan Agreement
258	Comments	Not Applicable

Calculation Procedures

With respect to Characteristic 22, we recomputed the Annual Debt Service Payment (IO) as the product of (i) the Mortgage Loan Cut-off Date Balance ($), (ii) the Fully Funded Mortgage Loan Rate % and (iii) a fraction equal to 365/360.

With respect to Characteristic 23, we recomputed the Annual Debt Service Payment (P&I) by using Mortgage Loan Cut-off Date Balance ($), Fully Funded Mortgage Loan Rate % and Amort Constant Number of Months. This procedure was not performed for those Collateral Interests with an “Amortization Type During Initial Term” of “Interest Only, Balloon.”

With respect to Characteristic 24, we recomputed the Annual Debt Service Payment (Cap) as the product of (i) the Mortgage Loan Cut-off Date Balance ($), (ii) Mortgage Rate Cap and (iii) a fraction equal to 365/360.

With respect to Characteristic 28, we recomputed the Cut-off Date Future Funding Remaining Balance ($) by subtracting the (i) Mortgage Loan Cut-off Date Balance ($) from (ii) Commitment Original Balance ($).

With respect to Characteristic 31, we recomputed the Mortgage Loan % of Cut-off Date Balance Contributed Balance by dividing the Cut-off Date Contributed Balance by the sum of the Cut-off Date Contributed Balances of all the Collateral Interests.

With respect to Characteristic 32, we set the Mortgage Loan Balloon Payment ($) equal to the Mortgage Loan Cut-off Date Balance ($).

With respect to Characteristic 33, we recomputed the Mortgage Loan Cut-off Date Balance / Unit ($) by dividing the Mortgage Loan Cut-off Date Balance ($) by the No of Units.

With respect to Characteristic 34, we recomputed the Committed Mortgage Loan Cut-off Date Balance / Unit ($) by dividing the (a) sum of the (i) Cut-off Date Future Funding Remaining Balance ($) and (ii) Mortgage Loan Cut-off Date Balance ($) by (b) No of Units.

With respect to Characteristic 35, we recomputed the Mortgage Loan Balloon Payment / Unit ($) by dividing the Mortgage Loan Balloon Payment ($) by the No of Units.

With respect to Characteristic 40, we recomputed the Initial Loan Term (Original) by determining the number of payment dates from and inclusive of the First Payment Date to and inclusive of the Initial Maturity Date.

With respect to Characteristic 41, we recomputed the Cut-off Date Initial Loan Term (Remaining) by subtracting the Cut-off Date Seasoning from the Initial Loan Term (Original).

With respect to Characteristic 42, we recomputed the Cut-off Date Seasoning by determining the number of payment dates from and inclusive of the First Payment Date to and inclusive of the Cut-off Date.

With respect to Characteristic 43, we recomputed the Fully Extended Loan Term (Original) by determining the number of payment dates from and inclusive of the First Payment Date to and inclusive of the Fully Extended Maturity Date.

With respect to Characteristic 44, we recomputed the Fully Extended Loan Term (Remaining) by subtracting the Cut-off Date Seasoning from the Fully Extended Loan Term (Original).

With respect to Characteristic 54, we recomputed the First Extension Fee ($) as the product of (i) the Commitment Original Balance ($) and (ii) the First Extension Fee %, as applicable.

With respect to Characteristic 59, we recomputed the Second Extension Fee ($) as the product of (i) the Commitment Original Balance ($) and (ii) the Second Extension Fee %, as applicable.

With respect to Characteristic 64, we recomputed the Third Extension Fee ($) as the product of (i) the Commitment Original Balance ($) and (ii) the Third Extension Fee %, as applicable.

With respect to Characteristic 69, we recomputed the Fourth Extension Fee ($) as the product of (i) the Commitment Original Balance ($) and (ii) the Fourth Extension Fee %, as applicable.

With respect to Characteristic 74, we recomputed the Fifth Extension Fee ($) as the product of (i) the Commitment Original Balance ($) and (ii) the Fifth Extension Fee %, as applicable.

With respect to Characteristic 78, we recomputed the Exit Fee ($) as the product of (i) the Commitment Original Balance ($) and (ii) the Exit Fee %, as applicable.

With respect to Characteristic 94, we recomputed the Fully Funded Mortgage Loan Rate % as the sum of (x) the Fully Funded Mortgage Loan Margin % and (y) the greater of the (i) LIBOR Floor % and (ii) “Assumed LIBOR” of 0.08363% (as stipulated by representatives of the Company) and applying, if applicable, the Rounding Factor, Time of Rounding (Before Spread, After Spread) and Rounding Direction.

With respect to Characteristic 125, we recomputed the Mortgage Loan Cut-off Date (As-Is) LTV Ratio by dividing the Mortgage Loan Cut-off Date Balance ($) by the As-Is Appraised Value.

With respect to Characteristic 126, we recomputed the Committed Mortgage Loan (Stabilized) LTV Ratio by dividing the (a) sum of the (i) Cut-off Date Future Funding Remaining Balance ($) and (ii) Mortgage Loan Cut-off Date Balance ($) by (b) Stabilized Appraised Value, if any, or else by the As-Is Appraised Value.

With respect to Characteristic 127, we recomputed the Maturity Date Stabilized LTV Ratio by dividing the Mortgage Loan Balloon Payment ($) by the Stabilized Appraised Value, if any, or else by the As-Is Appraised Value.

With respect to Characteristic 143, we recomputed the Mortgage Loan Most Recent NOI DSCR by dividing the Most Recent Actual NOI by the Annual Debt Service Payment (IO).

With respect to Characteristic 144, we recomputed the Mortgage Loan Most Recent NCF DSCR by dividing the Most Recent Actual NCF by the Annual Debt Service Payment (IO).

With respect to Characteristic 145, we recomputed the Cut-off Date Mortgage Loan Most Recent NOI Debt Yield by dividing the Most Recent Actual NOI by the Mortgage Loan Cut-off Date Balance ($).

With respect to Characteristic 146, we recomputed the Cut-off Date Mortgage Loan Most Recent NCF Debt Yield by dividing the Most Recent Actual NCF by the Mortgage Loan Cut-off Date Balance ($).

With respect to Characteristic 153, we recomputed the Mortgage Loan Underwritten NOI DSCR by dividing the Underwritten NOI by the Annual Debt Service Payment (IO). With respect to the Collateral Interests identified on the Data File as “48-05 Metropolitan Ave,” “Campo Felice,” “2875 Broadway,” “315 Meserole,” “3063 Pico,” “Hillview Hollywood,” “The Michael,” “E 86th &W 57th Portfolio,” “Edgewood Terrace,” “134 N Mariposa” and “84 2nd” we did not perform such calculation and were instructed by representatives of the Company to assume that the Mortgage Loan Underwritten NOI DSCR for each such Collateral Interest is equal to 1.00.

With respect to Characteristic 154, we recomputed the Mortgage Loan Underwritten NCF DSCR by dividing the Underwritten NCF by the Annual Debt Service Payment (IO). With respect to the Collateral Interests identified on the Data File as “48-05 Metropolitan Ave,” “Campo Felice,” “2875 Broadway,” “315 Meserole,” “3063 Pico,” “Hillview Hollywood,” “The Michael,” “E 86th &W 57th Portfolio,” “Edgewood Terrace,” “134 N Mariposa,” “84 2nd” and “22 Gateway” we did not perform such calculation and were instructed by representatives of the Company to assume that the Mortgage Loan Underwritten NCF DSCR for each such Collateral Interest is equal to 1.00.

With respect to Characteristic 155, we recomputed the Cut-off Date Mortgage Loan Underwritten NOI Debt Yield by dividing the Underwritten NOI by the Mortgage Loan Cut-off Date Balance ($). With respect to the Collateral Interests identified on the Data File as “2875 Broadway,” “3063 Pico” and “E 86th & W 57th Portfolio,” we did not perform such calculation and were instructed by representatives of the Company to assume that the Cut-off Date Mortgage Loan Underwritten NOI Debt Yield is equal to 0.0%.

With respect to Characteristic 156, we recomputed the Cut-off Date Mortgage Loan Underwritten NCF Debt Yield by dividing the Underwritten NCF by the Mortgage Loan Cut-off Date Balance ($). With respect to the Collateral Interests identified on the Data File as “2875 Broadway,” “315 Meserole,” “3063 Pico” and “E 86th & W 57th Portfolio,” we did not perform such calculation and were instructed by representatives of the Company to assume that the Cut-off Date Mortgage Loan Underwritten NCF Debt Yield is equal to 0.0%.

With respect to Characteristic 163, we recomputed the Fully Funded Mortgage Loan Underwritten Stabilized NOI DSCR by dividing the Underwritten Stabilized NOI, if any, or else by the Underwritten NOI, by the Fully Funded Annual Debt Service Payment. The “Fully Funded Annual Debt Service Payment” is equal to the product of (a) the sum of (i) Cut-off Date Future Funding Remaining Balance ($) and (ii) Mortgage Loan Cut-off Date Balance ($), (b) the Fully Funded Mortgage Loan Rate % and (c) a fraction equal to 365/360.

With respect to Characteristic 164, we recomputed the Fully Funded Mortgage Loan Underwritten Stabilized NCF DSCR by dividing the Underwritten Stabilized NCF, if any, or else by the Underwritten NCF, by the Fully Funded Annual Debt Service Payment.

With respect to Characteristic 165, we recomputed the Fully Funded Mortgage Loan Underwritten Stabilized NOI Debt Yield by dividing the Underwritten Stabilized NOI, if any, or else by the Underwritten NOI, by the sum of (a) the Cut-off Date Future Funding Remaining Balance ($) and (b) Mortgage Loan Cut-off Date Balance ($).

With respect to Characteristic 166, we recomputed the Fully Funded Mortgage Loan Underwritten Stabilized NCF Debt Yield by dividing the Underwritten Stabilized NCF, if any, or else by the Underwritten NCF, by the sum of the (a) Cut-off Date Future Funding Remaining Balance ($) and (b) Mortgage Loan Cut-off Date Balance ($).

With respect to Characteristic 174, we recomputed the Fully Funded Mortgage Loan Appraisal Stabilized NOI DSCR by dividing the Appraisal Stabilized NOI by the Fully Funded Annual Debt Service Payment.

With respect to Characteristic 175, we recomputed the Fully Funded Mortgage Loan Appraisal Stabilized NCF DSCR by dividing the Appraisal Stabilized NCF by the Fully Funded Annual Debt Service Payment.

With respect to Characteristic 176, we recomputed the Fully Funded Mortgage Loan Appraisal Stabilized NOI Debt Yield by dividing the Appraisal Stabilized NOI by the sum of the (a) Cut-off Date Future Funding Remaining Balance ($) and (b) Mortgage Loan Cut-off Date Balance ($).

With respect to Characteristic 177, we recomputed the Fully Funded Mortgage Loan Appraisal Stabilized NCF Debt Yield by dividing the Appraisal Stabilized NCF by the sum of (a) Cut-off Date Future Funding Remaining Balance ($) and (b) Mortgage Loan Cut-off Date Balance ($).

With respect to Characteristic 251, we recomputed the Cut-off Date Total Debt Balance as the sum of the Mortgage Loan Cut-off Date Balance ($) and Cut-off Date Subordinate Debt/Mezz Loan Bal ($), as applicable.

With respect to Characteristic 253, we recomputed the Cut-off Date Total Debt As-Is LTV by dividing the Cut-off Date Total Debt Balance by the As-Is Appraised Value.

With respect to Characteristic 254, we recomputed the Cut-off Date Total Debt Ann Debt Service ($) as the sum of the Annual Debt Service Payment (IO) and the product of (i) the Cut-off Date Subordinate Debt/Mezz Loan Bal ($), if any, (ii) the mezzanine debt interest rate (as derived from the Mezzanine Loan Document) and (iii) a fraction equal to 365/360.

With respect to Characteristic 255, we recomputed the Cut-off Date Total Debt UW NCF DSCR by dividing the Underwritten NCF by the Cut-off Date Total Debt Ann Debt Service ($). Further, with respect to the Collateral Interests identified on the Data File as “48-05 Metropolitan Ave,” “Campo Felice,” “2875 Broadway,” “315 Meserole,” “3063 Pico,” “Hillview Hollywood,” “The Michael,” “E 86th &W 57th Portfolio,” “Edgewood Terrace,” “134 N Mariposa,” “84 2nd” and “22 Gateway” we did not perform such calculation and were instructed by representatives of the Company to assume that the Cut-off Date Total Debt UW NCF DSCR for each such Collateral Interest is equal to 1.00.

Appendix B

Missing Source Documents

Collateral Interest	Missing Source Document
48-05 Metropolitan Ave	Loan Agreement, Rent Roll, Settlement Statement, Underwriting Model, Title Policy, Guaranty, CMA, Property Condition Report, ESA Phase I Report, Insurance Certificate, Property Management Agreement, Non-Consolidation Opinion and Interest Rate Cap Agreement
Cubix at the Othello	Loan Agreement, Rent Roll, Settlement Statement, Underwriting Model, Title Policy, Guaranty, CMA, Property Condition Report, ESA Phase I Report, Insurance Certificate, Property Management Agreement, Non-Consolidation Opinion and Interest Rate Cap Agreement
Greenwich & Nassau Portfolio	Loan Agreement, Rent Roll, Settlement Statement, Underwriting Model, Title Policy, Guaranty, CMA, Insurance Certificate, Property Management Agreement, Non-Consolidation Opinion and Interest Rate Cap Agreement
E 86th & W 57th Portfolio	Loan Agreement, Rent Roll, Settlement Statement, Underwriting Model, Title Policy, Guaranty, CMA, Property Condition Report, Insurance Certificate, Property Management Agreement, Non-Consolidation Opinion and Interest Rate Cap Agreement
Edgewood Terrace	Loan Agreement, Rent Roll, Settlement Statement, Underwriting Model, Title Policy, Guaranty, CMA, Property Condition Report, ESA Phase I Report, Insurance Certificate, Property Management Agreement, Non-Consolidation Opinion and Interest Rate Cap Agreement